Share Option Plan - Summary of Share Option Plan Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding balance	14,789,031
Granted	2,091,572
Exercised	(13,333)
Cancelled or forfeited	(996,042)
Outstanding balance	15,871,228	14,789,031
Exercisable	11,868,948
Vested and expected to vest	14,711,705
Weighted-Average Exercise Price
Outstanding	$ 1.02
Granted	1.47
Exercised	1.14
Cancelled or forfeited	1.18
Outstanding	1.06	$ 1.02
Exercisable	0.94
Vested and expected to vest	$ 1.03
Average Remaining Contractual Life (in years)
Outstanding	6 years 8 months 12 days	7 years 6 months
Exercisable	6 years 1 month 6 days
Vested and expected to vest	6 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 2,118,170	$ 3,580,527
Exercisable	2,107,661
Vested and expected to vest	$ 2,118,152